CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	269,094,021	220,000,000
Common stock, shares outstanding	269,094,021	220,000,000